Significant accounting policies - Vasta Platform (Successor) (Details 2)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Software
Intangible Assets and Goodwill
Estimated useful lives (in years)	5 years
Software | Maximum | Vasta Platform (Successor)
Intangible Assets and Goodwill
Estimated useful lives (in years)		5 years
Trademarks [member] | Minimum
Intangible Assets and Goodwill
Estimated useful lives (in years)	20 years
Trademarks [member] | Minimum | Vasta Platform (Successor)
Intangible Assets and Goodwill
Estimated useful lives (in years)		20 years
Trademarks [member] | Maximum
Intangible Assets and Goodwill
Estimated useful lives (in years)	30 years
Trademarks [member] | Maximum | Vasta Platform (Successor)
Intangible Assets and Goodwill
Estimated useful lives (in years)		30 years
Customer portfolio | Minimum
Intangible Assets and Goodwill
Estimated useful lives (in years)	12 years
Customer portfolio | Minimum | Vasta Platform (Successor)
Intangible Assets and Goodwill
Estimated useful lives (in years)		12 years
Customer portfolio | Maximum
Intangible Assets and Goodwill
Estimated useful lives (in years)	30 years
Customer portfolio | Maximum | Vasta Platform (Successor)
Intangible Assets and Goodwill
Estimated useful lives (in years)		13 years
Copyrights
Intangible Assets and Goodwill
Estimated useful lives (in years)	3 years
Copyrights | Vasta Platform (Successor)
Intangible Assets and Goodwill
Estimated useful lives (in years)		3 years